Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable

5. Notes Payable

Between August 12 and September 30, 2013, the Company received $250,000 in cash proceeds resulting from a bridge financing by certain note holders, some of which were also considered affiliates, as evidenced by promissory notes. The notes were issued at 50% of face value, bore interest at the rate of 8% per annum, and matured beginning February 5, 2014.

In February 2014, the largest note holder agreed to extend the maturity date for its $400,000 note for an additional 180 days, in exchange for certain call right language being removed from warrants the note holder had acquired in 2011. On March 7, 2014, the remaining note holder converted its note totaling $104,000, including interest, into units consisting of one share of common stock and one warrant to purchase a share of common stock as part of the 2014 Financing Transactions (see Note 2).

To date, the Company has recorded interest relating to the notes of $273,733, of which $250,000 pertained to the amortization of the debt discount. As of March 31, 2014, the debt discount has been fully amortized. Notes payable as of March 31, 2014 were $400,000.

The effective interest rate related to this financing is approximately 156%.

5. Notes Payable

Between August 12 and September 30, 2013, the Company received $250,000 in cash proceeds resulting from a bridge financing by a group of note holders, some of which were also considered affiliates, as evidenced by promissory notes. The notes were issued at 50% of face value, bear interest at a rate of 8% per annum, and matured beginning February 5, 2014. Notes payable as of December 31, 2013 were $500,000. Additionally, the Company has recorded interest relating to the notes of $201,102, of which almost all pertains to the amortization of the debt discount with $63,333 to be amortized over the remaining term of the note. As of December 31, 2013, no payments towards principal or interest had been made.

In February 2014, the largest note holder agreed to extend the maturity date for its $400,000 note for an additional 180 days, in exchange for certain call right language being removed from warrants the note holder acquired in 2011. On March 7, 2014, one of the notes totaling $104,000, including interest, was converted into equity at a rate of one unit per dollar consisting of one share of common stock and one warrant to purchase one share of common stock.

The effective interest rate related to this financing is approximately 156%.